Taxation - Breakdown of the income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Taxation
Current income tax expense	$ 560	$ 509
Deferred income tax expense	8,710	1,065
Total income tax expense	$ 9,270	$ 1,574